Investment Objectives and Goals - Atlas U.S. Government Money Market Fund, Inc.	Jul. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	ATLAS U.S. GOVERNMENT MONEY MARKET FUND, INC.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Fund’s investment objective is to provide current income consistent with stability of principal and liquidity.